Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

14. Segment Reporting

Management views the Company’s operating results in three reportable segments: (a) payer services, (b) provider services and (c) pharmacy services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Segment assets are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the notes to the Company’s audited consolidated financial statements included in the Annual Report for the year ended December 31, 2011.

Payer Services Segment

The payer services segment provides payment cycle solutions to healthcare payers, both directly and through the Company’s channel partners, that simplify the administration of healthcare related to insurance eligibility and benefit verification, claims filing, payment integrity and claims and payment distribution. Additionally, the payer services segment provides consulting services primarily to healthcare payers.

Provider Services Segment

The provider services segment provides revenue cycle management solutions, patient billing and payment services, government program eligibility and enrollment services and clinical exchange capabilities, both directly and through the Company’s channel partners, that simplify providers’ revenue cycle and workflow, reduce related costs and improve cash flow.

Pharmacy Services Segment

The pharmacy services segment provides electronic prescribing services and other electronic solutions to pharmacies, pharmacy benefit management companies and government agencies related to prescription benefit claim filing, adjudication and management.

Other

Inter-segment revenue and expenses primarily represent claims management and patient statement services provided between segments.

Corporate and eliminations includes personnel and other costs associated with the Company’s management, administrative and other corporate services functions and eliminations to remove inter-segment revenues and expenses.

The revenue and total segment contribution for the reportable segments are as follows:

Successor - Three Months Ended March 31, 2012

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$52,643	$—	$—	$—	$52,643
Payment services	65,409	—	—	—	65,409
Revenue cycle management	—	73,606	—	—	73,606
Patient statements	—	62,520	—	—	62,520
Dental	—	8,172	—	—	8,172
Pharmacy services	—	—	23,685	—	23,685
Inter-segment revenues	883	244	93	(1,220)	—

Net revenue	118,935	144,542	23,778	(1,220)	286,035
Costs and expenses:
Cost of operations	77,250	89,552	9,546	(1,155)	175,193
Development and engineering	2,765	3,837	1,679	—	8,281
Sales, marketing, general and administrative	8,747	9,750	1,626	14,764	34,887

Segment contribution	$30,173	$41,403	$10,927	$(14,829)	67,674

Depreciation and amortization					44,673
Accretion					4,466
Interest expense, net					45,739

Loss before income tax benefit					$(27,204)

Predecessor - Three Months Ended March 31, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$47,554	$—	$—	$—	$47,554
Payment services	62,236	—	—	—	62,236
Revenue cycle management	—	69,854	—	—	69,854
Patient statements	—	63,517	—	—	63,517
Dental	—	7,733	—	—	7,733
Pharmacy services	—	—	20,605	—	20,605
Inter-segment revenue	856	116	—	(972)	—

Net revenue	110,646	141,220	20,605	(972)	271,499
Costs and expenses:
Cost of operations	75,183	85,848	8,528	(907)	168,652
Development and engineering	2,370	3,915	1,700	—	7,985
Sales, marketing, general and administrative	7,446	11,243	1,462	13,017	33,168

Segment contribution	$25,647	$40,214	$8,915	$(13,082)	61,694

Depreciation and amortization					38,022
Interest expense, net					12,626
Other					(1,403)

Income before income tax provision					$12,449

20. Segment Reporting

Management views the Company’s operating results in three reportable segments: (a) payer services, (b) provider services and (c) pharmacy services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Segment assets are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the notes to the consolidated financial statements.

Payer Services Segment

The payer services segment provides payment cycle solutions to healthcare payers, both directly and through the Company’s channel partners, that simplify the administration of healthcare related to insurance eligibility and benefit verification, claims filing, payment integrity and claims and payment distribution. Additionally, the payer services segment provides consulting services primarily to healthcare payers.

Provider Services Segment

The provider services segment provides revenue cycle management solutions, patient billing and payment services, government program eligibility and enrollment services and clinical exchange capabilities, both directly and through the Company’s channel partners, that simplify the providers’ revenue cycle and workflow, reduce related costs and improve cash flow.

Pharmacy Services Segment

The pharmacy services segment provides electronic prescribing and other electronic solutions to pharmacies, pharmacy benefit management companies and government agencies related to prescription benefit claim filing, adjudication and management.

Other

Inter-segment revenue and expenses primarily represent claims management and patient statement services provided between segments.

Corporate and eliminations includes personnel and other costs associated with the Company’s management, administrative and other corporate services functions and eliminations to remove inter-segment revenues and expenses.

The revenue and total segment contribution for the reportable segments are as follows:

For the period from November 2, 2011 to December 31, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$35,004	$—	$—	$—	$35,004
Payment services	42,207	—	—	—	42,207
Patient statements	—	41,927	—	—	41,927
Revenue cycle management	—	51,123	—	—	51,123
Dental	—	5,167	—	—	5,167
Pharmacy services	—	—	14,956	—	14,956
Inter-segment revenues	514	107	62	(683)	—

Net revenue	77,725	98,324	15,018	(683)	190,384
Costs and expenses
Cost of operations	51,102	60,710	6,252	(643)	117,421
Development and engineering	1,940	2,234	979	—	5,153
Sales, marketing, general and administrative	5,870	4,518	830	10,560	21,778
Accretion	—	—	—	2,916	2,916
Transaction related costs	—	—	—	17,857	17,857

Segment contribution	18,813	$30,862	$6,957	$(31,373)	25,259

Depreciation and amortization					28,772
Interest expense, net					29,343
Other					(5,843)

Loss before income tax provision					$(27,013)

For the period from January 1, 2011 to November 1, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$171,288	$—	$—	$—	$171,288
Payment services	206,828	—	—	—	206,828
Patient statements	—	213,585	—	—	213,585
Revenue cycle management	—	240,861	—	—	240,861
Dental	—	25,926	—	—	25,926
Pharmacy services	—	—	70,776	—	70,776
Inter-segment revenues	2,845	450	—	(3,295)	—

Net revenue	380,961	480,822	70,776	(3,295)	929,264
Costs and expenses
Cost of operations	255,437	291,055	29,134	(3,085)	572,541
Development and engineering	8,700	11,693	5,697	—	26,090
Sales, marketing, general and administrative	26,905	38,385	5,078	41,095	111,463
Transaction related costs	10,443	9,029	2,282	44,871	66,625

Segment contribution	$79,476	$130,660	$28,585	$(86,176)	152,545

Depreciation and amortization					128,761
Interest expense, net					43,201
Other					(8,036)

Loss before income tax provision					$(11,381)

For the Year Ended December 31, 2010

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$192,385	$—	$—	$—	$192,385
Payment services	234,176	—	—	—	234,176
Patient statements	—	262,521	—	—	262,521
Revenue cycle management	—	199,873	—	—	199,873
Dental	—	31,403	—	—	31,403
Pharmacy services	—	—	81,794	—	81,794
Inter-segment revenue	3,501	402	—	(3,903)	—

Net revenue	430,062	494,199	81,794	(3,903)	1,002,152
Costs and expenses
Cost of operations	281,853	304,245	30,044	(3,775)	612,367
Development and engineering	9,475	13,993	7,170	—	30,638
Sales, marketing, general and administrative	28,914	33,982	6,133	47,918	116,947

Segment contribution	$109,820	$141,979	$38,447	$(48,046)	242,200

Depreciation and amortization					124,721
Interest expense, net					61,017
Other income					(9,284)

Income before income tax provision					$65,746

For the Year Ended December 31, 2009

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$184,605	$—	$—	$—	$184,605
Payment services	211,985	—	—	—	211,985
Patient statements	—	274,390	—	—	274,390
Revenue cycle management	—	155,112	—	—	155,112
Dental	—	31,513	—	—	31,513
Pharmacy services	—	—	60,843	—	60,843
Inter-segment revenue	902	1,498	—	(2,400)	—

Net revenue	397,492	462,513	60,843	(2,400)	918,448
Costs and expenses
Cost of operations	253,471	294,471	16,668	(1,974)	562,636
Development and engineering	11,744	12,893	5,902	—	30,539
Sales, marketing, general and administrative	26,980	35,070	8,102	48,844	118,996

Segment contribution	$105,297	$120,079	$30,171	$(49,270)	206,277

Depreciation and amortization					105,321
Interest expense, net					70,171
Other income					(519)

Income before income tax provision					$31,304